SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Future Capital Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital lease
2013	$ 4,130
2014	4,063
2015	3,641
2016	3,285
2017	3,207
2018 and after	12,598
Capital lease, future minumum payment receivable	30,924
Unearned interest income	7,297
Net investments in capital lease receivables	$ 23,627
Revenue from capital and operating leases	4183	15064	8868